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Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CrossCap Management, Inc

Address: 5851 San Felipe, Suite 230
	Houston, TX 77057

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Doug J. Jegi
Title:     Chief Compliance Officer
Phone:     713-781-1000


Signature, Place, and Date of Signing:

     /s/ Doug J. Jegi, Houston, TX,     November 26, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:    48

Form13F Information Table Value Total:     $44,431(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American National Insur        COM              028591105      259     3000 SH       Sole                                       3000
Aon Corp                       COM              037389103     1398    31100 SH       Sole                    29400              1700
Archer Daniels Midland         COM              039483102      228    10400 SH       Sole                                      10400
BP Plc                         COM              055622104      294     5866 SH       Sole                                       5866
Bally Technologies Inc         COM              05874b107     1329    43900 SH       Sole                    41500              2400
C.R. Bard                      COM              067383109     1822    19200 SH       Sole                    14800              4400
CKE RESTAURANTS INC            COM              12561e105     1056    99600 SH       Sole                    94400              5200
Cardica                        COM              14141r101      112    13800 SH       Sole                                      13800
Central Fund of Canada         COM              153501101      129    11900 SH       Sole                                      11900
ChevronTexaco Corp             COM              166764100      368     4466 SH       Sole                                       4466
Coca Cola Co                   COM              191216100      269     5080 SH       Sole                                       5080
Crown Castle Inc               COM              228227104     1475    50900 SH       Sole                    48200              2700
DirecTV Corp                   COM              25459l106     2422    92500 SH       Sole                    87500              5000
El Paso Corp                   COM              28336L109      295    23100 SH       Sole                                      23100
Elixir Gaming Tech             COM              28661g105      109   330067 SH       Sole                   310732             19335
Exxon Mobil Corp               COM              30231G102     1506    19388 SH       Sole                                      19388
Flowers Foods                  COM              343498101     2807    95600 SH       Sole                    90400              5200
GALLAGHER ARTHUR J & CO        COM              363576109     2407    93800 SH       Sole                    88684              5116
HEARTLAND EXPRESS INC          COM              422347104     1924   124000 SH       Sole                   117300              6700
Hilltop Holdings Incc          COM              432748101     2967   287509 SH       Sole                   271809             15700
INGLES MKTS INC  CL A          COM              457030104     1281    56100 SH       Sole                    53056              3044
Image Tech Labratories         COM              45247A105        7   150000 SH       Sole                                     150000
Johnson & Johnson              COM              478160104      296     4270 SH       Sole                                       4270
Kraft Foods                    COM              50075N104      208     6361 SH       Sole                                       6361
LAZARD LTD                     COM              g54050102     2018    47200 SH       Sole                    44594              2606
Limco Piedmont                 COM              53261t109     1286   295564 SH       Sole                   249003             46561
Luby's                         COM                             741    92201 SH       Sole                    87167              5034
Meridian Resources             COM              58911q109       18    10000 SH       Sole                                      10000
Nyfix                          COM              670712108       83    26200 SH       Sole                                      26200
PEROT SYSTEMS CORP             COM              714265105     1437    82800 SH       Sole                    78300              4500
Pepsico Inc                    COM              713448108      277     3880 SH       Sole                                       3880
Petrosearch - Registered       COM              prsgrt          10    38732 SH       Sole                    38732
Phillip Morris Int'l           COM                             261     5435 SH       Sole                                       5435
Pinnacle Entertainment         COM              723456109     1231   162800 SH       Sole                   154100              8700
Pricesmart Inc                 COM              741511109     1174    70122 SH       Sole                    66323              3799
Procter & Gamble Co            COM              742718109      243     3487 SH       Sole                                       3487
Proshares Ultra Short          COM              74347R883      605     8600 SH       Sole                                       8600
SYSCO CORP                     COM              871829107     1486    48200 SH       Sole                    45600              2600
Sharps Compliance              COM              820017101      763   272400 SH       Sole                   254791             17609
Sonoco Products                COM              835495102     1284    43248 SH       Sole                    40726              2522
Sterling Bancshs Inc           COM              858907108     1053   100812 SH       Sole                    53978             46834
Stonegate Bank                 COM              861811107      819   117050 SH       Sole                    87300             29750
T-3 ENERGY SERVICES            COM              87306e107      865    23300 SH       Sole                    22075              1225
TD AMERITRADE HLDG CORP        COM              87236y108     1260    75600 SH       Sole                    71500              4100
Tyson Foods Inc                COM              902494103     1497   125400 SH       Sole                    94600             30800
Wendy's / Arbys                COM              950590109       63    12000 SH       Sole                                      12000
Xponential Corp                COM              98415T109        4    29627 SH       Sole                                      29627
Treasury Fund                  COM                             985   984582 SH       Sole                                     984582